Label	Element	Value
Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 26, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2020 for Class D, Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus.  This supplement only applies to the Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio).  The changes below are effective as of the date of this supplement.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio)
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Disclosure Changes to the Fund Summary and the Additional Information About Principal Investment Strategies and Principal Risks sections

In the Principal Investment Strategies subsection, the second, third and fourth sentences of the first paragraph are deleted and replaced with the following:

The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization which was within the range of the Fund’s current benchmark index, the Russell 2000 Growth Index, over the last 13 months at the time of purchase.  For the 13 months ending March 31, 2020, the market capitalization range of the Russell 2000 Growth Index was approximately $3.6 million to $12.2 billion.  As of March 31, 2020, the weighted average market capitalization of the Fund was approximately $4.1 billion.